Loans (Credit Quality Information of Loans Based on MHFG Group's Internal Rating System) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 82,952,090	¥ 83,661,340
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		54,409,144	58,660,514
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,558,146	8,156,341
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,954,823	8,101,668
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,113,386	5,024,018
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,163,267	5,112,673
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,622,130	3,564,869
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,303,231	4,471,423
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,358,904	8,882,125
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,477,452	5,018,387
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,857,805	10,329,010
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	28,542,946	25,000,826
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,126,392	7,465,140
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		296,872	302,891
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		19,086,511	17,195,159
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		33,171	37,636
Financing Receivables Not Impaired | Normal obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		65,286,588	59,248,942
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,372,030	10,883,141
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	5,456,385	11,467,703
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		40,303,480	37,803,998
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,209,834	7,705,495
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,186,308	7,317,972
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,761,724	4,535,793
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,686,541	4,636,236
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,472,991	3,414,781
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,262,125	4,244,101
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,358,899	3,010,708
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	3,131,072	2,716,502
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		233,986	222,410
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,362,135	10,873,687
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	69,080	77,947
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	505,142	541,778
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	165,643	172,045
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	161,392	177,965
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	71,934	76,532
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,534	1,640
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	5
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	2,450	3,536
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,384,955	9,822,244
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,455,064	8,523,806
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	19,805	23,343
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	15,920	13,332
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	3,281	141,718
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	26,881	17,305
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	934	1,774
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	72	196,431
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]		5,871,417
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	2,323,197	2,170,442
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	64,974	88,044
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,983,108	21,444,944
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,623,103	6,949,036
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		296,870	301,072
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,061,655	14,192,930
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,480	1,906
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,895	9,454
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	182	209
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,713	9,245
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	3,001,321	2,943,897
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	492,831	487,978
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,488,800	2,432,189
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	19,690	23,730
Financing Receivables Not Impaired | Watch obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		999,405	1,091,660
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	145,546	165,250
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	46,004	189,384
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		641,554	665,061
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		141,202	197,465
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		186,753	172,287
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		90,578	95,223
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		127,695	121,832
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		37,593	35,339
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		28,881	16,716
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	7,725	2,708
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		21,127	23,491
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	145,546	165,244
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	8,278	9,775
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	14,490	15,466
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	18,586	21,109
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	25,553	27,975
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	7,472	8,916
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	319	194
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[6]	421	259
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	70,427	81,550
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	6,721	123,087
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1,303	246
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	25
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1	55
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	591	476
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5],[6]	3,633	121,201
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1,168	1,109
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		357,851	426,599
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,458	28,126
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		347,060	398,231
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		333	242
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]		6
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]		6
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	39,283	66,297
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	38,404	64,950
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	879	1,347
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		646,132	615,260
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		494,644	505,631
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		108,644	142,070
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		46,185	40,833
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		73,573	58,075
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		134,614	130,884
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		31,206	27,527
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,300	12,341
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	8,954	3,739
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		81,168	90,162
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		151,488	109,629
Financing Receivables Impaired | Impaired loans | Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2	1,819
Financing Receivables Impaired | Impaired loans | Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		150,410	106,650
Financing Receivables Impaired | Impaired loans | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 1,076	¥ 1,160

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.
[4]	The obligor category classification is mainly based on past due status.
[5]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[6]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.